ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

7. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2010	2011
VAT payable	$8,490,785	$—
Accrued payroll and welfare	2,851,847	3,822,426
Accrued professional fees	916,531	928,957
Guarantee Deposit	3,665,827	131,473
Other tax payable	1,271,420	1,196,931
Interest payable	256,070	530,502
Government subsidy	792,945	757,310
Others	1,182,844	1,796,923

Total	$19,428,269	$9,164,522